NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB - Leases (Details) - USD ($)	Dec. 31, 2019	Jul. 01, 2019
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
Right of use asset	$ 807,833
Lease liabilities	$ 1,185,812	$ 1,523,177